Financial Risk Factors and Risk Management - Liquidity Risk Management (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2022 EUR (€)
FINANCIAL RISK MANAGEMENT
Available lines of credit	€ 555		€ 555
Commercial paper, outstanding	0		€ 930
Sustainability linked revolving credit facility
FINANCIAL RISK MANAGEMENT
Maximum borrowing capacity	€ 3,000	€ 2,500
Number of extension options | item	2
Term of extension option	1 year
Commitment fee (as a percent)		7.00%